Business combination - Chengdu Yueji (Details) - CNY (¥)		12 Months Ended
	Dec. 28, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from investing activities
Net outflow of cash and cash equivalents included in cash flows from investing activities		¥ (28,880,000)	¥ (2,978,000)	¥ (29,600,000)
Chengdu Pengai Yueji Medical Aesthetic Clinic Co., Ltd.
Business combination
Percentage of share capital acquired	70.00%
Cash consideration	¥ 20,000,000
Goodwill	19,749,000
Total consideration
Cash paid	20,000,000
Consideration payable	10,500,000
Total purchase consideration	30,500,000
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents	2,391,000
Intangible assets	8,770,000
Trade receivables and other receivables	5,175,000
Inventories	878,000
Properties, plant and equipment	3,906,000
Trade payables and other payables	(2,107,000)
Current income tax liabilities	(1,461,000)
Deferred income tax liabilities	(2,193,000)
Non-controlling interest	(4,608,000)
Net identifiable assets acquired	10,751,000
Add: goodwill (Note 14)	19,749,000
Net assets acquired	30,500,000
Cash flows from investing activities
Cash consideration	(20,000,000)
Cash and cash equivalents	2,391,000
Net outflow of cash and cash equivalents included in cash flows from investing activities	¥ (17,609,000)
Pro forma revenue				723,819,000	¥ 606,876,000
Pro forma profit/(loss) after tax				¥ (67,348,000)	¥ 93,964,000